Commitments and Contingencies (Details) - USD ($)			1 Months Ended	3 Months Ended
	Feb. 03, 2023	Oct. 13, 2022	Aug. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Sep. 08, 2023	Aug. 28, 2023	Mar. 31, 2023	Dec. 15, 2022	Sep. 08, 2022	Jul. 15, 2022
Commitments and Contingencies [Line Items]
Contractual obligations					$ 600,000			$ 2,100,000
Certain amount of cash					$ 7,000,000	$ 5,000,000		$ 7,000,000		$ 7,000,000
Litigation settlement		$ 9,800,000
Secured loan											10.00%
Preferred stock, par vale (in Dollars per share)									$ 0.00001
Stock issued during period, convertible securities issued value				$ 10,276,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Stock issued during period, convertible securities issued (in Shares)				2,340,707
Stock issued during period, convertible securities issued value
Sale of stock, shares issued under exchange agreement (in Shares)	346,485
Series A Perpetual Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Stock issued during period, convertible securities issued (in Shares)	21,177
Preferred stock, par vale (in Dollars per share)	$ 0.001
Stock issued during period, convertible securities issued value	$ 1,000
Harvest Small Cap Partners Master, Ltd. [Member] | Senior Secured Convertible Note [Member]
Commitments and Contingencies [Line Items]
Secured loan	8.50%
Convertible note aggregate amount	$ 10,503,965
Harvest Small Cap Partners, L.P. [Member] | Senior Secured Convertible Note [Member]
Commitments and Contingencies [Line Items]
Secured loan	8.50%
Convertible note aggregate amount	$ 4,496,035
Trinad Capital [Member]
Commitments and Contingencies [Line Items]
Promissory notes, issued	$ 6,177,218
Chief Executive Officer [Member]
Commitments and Contingencies [Line Items]
Employment contract							$ 400,000
LiveOne [Member] | Capchase Loan [Member]
Commitments and Contingencies [Line Items]
Secured loan			8.00%
Secured loan			$ 1,700,000
Maturity period			30 months